Consolidated Statements of Profit or Loss and Other Comprehensive Income	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Consolidated Statements of Profit or Loss and Other Comprehensive Income
Revenue	$ 479,688,000
Cost of revenue:
Platform commissions	(129,623,000)
Game operation cost	(47,359,000)
Other operating income	1,327,000
Selling and marketing expenses	(153,188,000)
General and administrative expenses	(39,183,000)
Goodwill and investments in equity accounted associates' impairment	(62,828,000)
Impairment loss on trade and loan receivables and change in fair value of loans receivable	(29,987,000)
Total costs and expenses	(460,841,000)
Profit from operations	18,847,000
Finance income	1,868,000
Finance expenses	(2,191,000)
Change in fair value of share warrant obligation and other financial instruments	2,767,000
Share of loss of equity-accounted associates	(10,121,000)
Profit before income tax	11,170,000
Income tax expense	(3,760,000)
Profit for the year net of tax	7,410,000
Attributable to equity holders of the Company	7,303,000
Attributable to non-controlling interest	107,000
Other comprehensive income
Items that are or may be reclassified subsequently to profit or loss	3,338,000
Foreign currency translation difference	3,456,000
Other	(118,000)
Total comprehensive income for the year, net of tax	10,748,000
Attributable to equity holders of the Company	10,641,000
Attributable to non-controlling interest	$ 107,000
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic | $ / shares	$ 0.37
Earnings attributable to ordinary equity holders of the parent, US$ - diluted | $ / shares	$ 0.37